Summary on exchange Rates Applied (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Renminbi and United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	7.2258		6.8979
HKD:USD	6.9291	6.4783
Hong Kong Dollar And United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	7.8322		7.7990
HKD:USD	7.8392	7.8257